Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities [Abstract]
Schedule Of FHN's Investment Securities
The following tables summarize FHN’s investment securities on December 31, 2014 and 2013:

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale ("AFS"):
U.S. treasuries	$100	$-	$-	$100
Government agency issued mortgage-backed securities ("MBS")	716,618	35,287	(740)	751,165
Government agency issued collateralized mortgage obligations ("CMO")	2,615,620	22,026	(26,380)	2,611,266
Other U.S. government agencies	1,755	52	-	1,807
States and municipalities	10,205	-	-	10,205
Equity and other (a)	182,184	-	(114)	182,070
Total securities available-for-sale (b)	$3,526,482	$57,365	$(27,234)	$3,556,613
Securities held-to-maturity ("HTM"):
States and municipalities	$4,292	$1,112	$-	$5,404
Total securities held-to-maturity	$4,292	$1,112	$-	$5,404

  Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $66.0 million. The remainder is money market and cost method investments.
  Includes $3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. treasuries	$39,997	$-	$(1)	$39,996
Government agency issued MBS	796,835	32,353	(5,499)	823,689
Government agency issued CMO	2,335,718	12,399	(57,180)	2,290,937
Other U.S. government agencies	2,202	124	-	2,326
States and municipalities	15,155	-	-	15,155
Equity and other (a)	226,376	-	(22)	226,354
Total securities available-for-sale (b)	$3,416,283	$44,876	$(62,702)	$3,398,457

  Includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
  Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

Schedule Of Amortized Cost And Fair Value By Contractual Maturity

The amortized cost and fair value by contractual maturity for the available-for-sale and held-to-maturity securities portfolios on December 31, 2014, are provided below:

	Held-to-Maturity		Available-for-Sale
	Amortized	Fair	Amortized	Fair
(Dollars in thousands)	Cost	Value	Cost	Value
Within 1 year	$-	$-	$1,755	$1,807
After 1 year; within 5 years	-	-	1,600	1,600
After 5 years; within 10 years	-	-	-	-
After 10 years	4,292	5,404	8,705	8,705
Subtotal	4,292	5,404	12,060	12,112
Government agency issued MBS and CMO	-	-	3,332,238	3,362,431
Equity and other	-	-	182,184	182,070
Total	$4,292	$5,404	$3,526,482	$3,556,613

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Schedule Of Gross Gains And Losses On Sale From Available For Sale Portfolio
The table below provides information on gross gains and gross losses from investment securities for the twelve months ended December 31:

	Available-for-Sale
(Dollars in thousands)	2014	2013	2012
Gross gains on sales of securities	$5,867	$4,078	$5,433
Gross (losses) on sales of securities	-	(1,193)	-
Net gain/(loss) on sales of securities (a)	$5,867	$2,885	$5,433
Venture capital investments (b)	(2,995)	-	(4,700)
Net OTTI recorded (c)	-	(1,125)	(40)
Total securities gain/(loss), net	$2,872	$1,760	$693

  Proceeds from sales during 2014 were $9.2 million, inclusive of $1.4 million of equity securities. Proceeds from sales during 2013 and 2012 were $63.8 million and $47.5 million, respectively.
  Includes losses on sales, write-offs and /or unrealized fair value adjustments related to venture capital investments.
  OTTI recorded in 2013 and 2012 is related to equity securities.

Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses

The following tables provide information on investments within the available-for-sale portfolio that had unrealized losses as of December 31, 2014 and 2013:
	As of December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$179,661	$(869)	$964,267	$(25,511)	$1,143,928	$(26,380)
Government agency issued MBS	32,141	(8)	35,849	(732)	67,990	(740)
Total debt securities	211,802	(877)	1,000,116	(26,243)	1,211,918	(27,120)
Equity	967	(80)	9	(34)	976	(114)
Total temporarily impaired securities	$212,769	$(957)	$1,000,125	$(26,277)	$1,212,894	$(27,234)

	As of December 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$1,639,254	$(57,117)	$10,010	$(63)	$1,649,264	$(57,180)
Government agency issued MBS	147,792	(5,499)	-	-	147,792	(5,499)
U.S. treasuries	24,997	(1)	-	-	24,997	(1)
Total debt securities	1,812,043	(62,617)	10,010	(63)	1,822,053	(62,680)
Equity	43	(22)	-	-	43	(22)
Total temporarily impaired securities	$1,812,086	$(62,639)	$10,010	$(63)	$1,822,096	$(62,702)